Expense Example - FidelitySeriesCorporateBondFund-PRO - FidelitySeriesCorporateBondFund-PRO - Fidelity Series Corporate Bond Fund - Fidelity Series Corporate Bond Fund	Oct. 30, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none